Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Mineral Property, Plant and Equipment
Mineral Property, Plant and Equipment
8.	Mineral Property, Plant and Equipment

In $000s	Mineral Property	Construction-In-Progress	Vehicles and Equipment	Camp	Right-of-Use Assets	Other	Total
Cost
Balance, December 31, 2023	$—	$—	$4,923	$21,047	$11,348	$2,692	$40,010
Additions	—	—	3,250	117	14,093	18	17,478
Transfer on purchase	—	—	2,492	—	(3,000)	—	(508)
Transfer from E&E assets on transition to development stage	57,063	46,942	—	—	—	—	104,005
Derecognition	—	—	—	—	(2,479)	—	(2,479)
Balance, December 31, 2024	$57,063	$46,942	$10,665	$21,164	$19,962	$2,710	$158,506
Additions	95,360	275,191	3,845	—	59,837	—	434,233
Write-down	—	—	(13)	—	—	—	(13)
Derecognition	—	—	—	—	(7,462)	—	(7,462)
Balance, December 31, 2025	$152,423	$322,133	$14,497	$21,164	$72,337	$2,710	$585,264
Accumulated depreciation
Balance, December 31, 2023	$—	$—	$1,363	$3,442	$2,196	$40	$7,041
Depreciation – G&A	—	—	—	—	666	193	859
Depreciation – E&E	—	—	759	1,173	6,675	—	8,607
Transfer on purchase	—	—	—	—	(508)	—	(508)
Derecognition	—	—	—	—	(1,713)	—	(1,713)
Balance, December 31, 2024	$—	$—	$2,122	$4,615	$7,316	$233	$14,286
Depreciation	—	—	2,358	1,411	12,110	193	16,072
Write-down	—	—	(11)	—	—	—	(11)
Derecognition	—	—	—	—	(4,656)	—	(4,656)
Balance, December 31, 2025	$—	$—	$4,469	$6,026	$14,770	$426	$25,691
Carrying value
Balance, December 31, 2024	$57,063	$46,942	$8,543	$16,549	$12,646	$2,477	$144,220
Balance, December 31, 2025	$152,423	$322,133	$10,028	$15,138	$57,567	$2,284	$559,573

The Eskay Project, located in the Golden Triangle of British Columbia, is subject to various NSR royalties expected to be between 4% to 5.5%.

The additions to mineral property during the year ended December 31, 2025 include the increase on estimate of closure and reclamation provision of $7,734,000 (2024 – $23,574,000) (Note 12), share-based payments of $2,156,000 (2024 – $Nil), and interest expense on lease and other liabilities of $3,216,000 (2024 – $Nil).

The additions to construction-in-progress during the year ended December 31, 2025 include share-based payments of $2,449,000 (2024 – $Nil) and interest expense on lease liabilities of $71,000 (2024 – $Nil).

Total depreciation recognized during the year ended December 31, 2025 of $16,072,000 (2024 – $9,466,000) includes $12,640,000 (2024 – $Nil) and $2,188,000 (2024 – $1,243,000) that were capitalized to mineral property and construction-in-progress, respectively, $821,000 (2024 – $859,000) in general and administration expense and $423,000 (2024 – $7,364,000) in exploration and evaluation expense.

During the year ended December 31, 2025, the Company entered into various vehicle and equipment leases and loan financing in connection with the development of Eskay Project, resulting in additions to right-of-use assets and vehicles and equipment of $59,837,000 (2024 – $14,093,000) and $3,807,000 (2024 – $4,848,000), respectively.